Derivative Instruments	12 Months Ended
Dec. 31, 2025
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Instruments
Note 10 - Derivative Instruments

The Company enters into foreign currency forward contracts with financial institutions to protect against the exposure to changes in exchange rates of several foreign currencies that are associated with forecasted cash flows and existing assets and liabilities. The Company accounts for its derivative instruments as either assets or liabilities and carries them at fair value. The accounting for changes in the fair value of a derivative depends on the intended use of the derivative and the resulting designation.

Foreign currency derivative contracts are classified within Level 2 as the valuation inputs are based on quoted prices and market observable data of similar instruments.

The fair value of derivative contracts in the consolidated balance sheets on December 31, 2025, and December 31, 2024 were as follows:

	Other accounts receivable and prepaid expenses	Other accounts payable and accrued expenses
	December 31, 2025
	$ thousands	$ thousands
Derivatives designated as hedging instruments:
Currency forward contracts	1,242	(2)

Total derivatives	1,242	(2)

	Other accounts receivable and prepaid expenses	Other accounts payable and accrued expenses
	December 31, 2024
	$ thousands	$ thousands
Derivatives designated as hedging instruments:
Currency forward contracts	508	(76)

Total derivatives	508	(76)

The notional amounts for derivatives contracts were as follows:

	December 31,	December 31,
	2025	2024
	$ thousands	$ thousands
Derivatives designated as hedging instruments:
Currency forward contracts	16,641	21,248

The maximum length of time over which the Company is hedging its exposure to the variability in future cash flows for forecasted transactions is up to 12 months.

The effect of total income (loss) from derivative contracts designated as cash flow hedges in the consolidated statements of operations for the years ended December 31, 2025, 2024 and 2023 was as follows:

	Year ended December 31,
	2025	2024	2023
	$ thousands	$ thousands	$ thousands

Cost of revenues	(452)	(123)	(901)
Research and development, net	(1,394)	(215)	(1,544)
Sales and marketing	(435)	(76)	(443)
General and administrative	(580)	(106)	(721)
Financial and other expenses, net	-	-	(498)